BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BORROWINGS
Schedule of bank borrowings

	At December 31, 2013	At December 31, 2014
	$	$
Bank borrowings	929,904,076	859,812,259

Analysis as:
Short-term	588,765,154	655,925,862
Long-term, current portion	136,449,641	37,201,847

Subtotal for short-term	725,214,795	693,127,709
Long-term, non-current portion	142,653,448	103,611,101
Borrowings from non-banking institutions	62,035,833	63,073,449

Analysis as:
Short-term	53,297,709	14,708,285
Long-term, current portion	—	17,676,744
Long-term, non-current portion	8,738,124	30,688,420

Total	929,904,076	859,812,259

Schedule of components of the Company's short-term borrowings

	At December 31, 2013	At December 31, 2014
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	69,840,000	120,772,338
Short-term bank borrowings secured by inventories	32,905,247	35,881,746
Short-term bank borrowings guaranteed by Dr. Shawn Qu	30,161,927	57,419,443
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	108,781,908	91,270,262
Short-term bank borrowings secured by project assets	28,035,954	45,148,851
Short-term bank borrowings secured by bank notes	36,420,800	—
Unsecured short-term borrowings	282,619,318	305,433,222
Long-term borrowings due within one year
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	19,926,520	5,033,502
Long-term borrowings due within one year secured by project assets	49,821,157	586,630
Long-term borrowings due within one year secured by restricted cash	—	19,400,000
Unsecured long-term borrowings due within one year	66,701,964	12,181,715

	725,214,795	693,127,709
Borrowings from non-banking institutions
Long-term borrowings due within one year secured by project assets	—	16,149,686
Unsecured long-term borrowings due within one year	—	1,527,059
Unsecured short-term borrowings	53,297,709	14,708,284

	53,297,709	32,385,029

Total	778,512,504	725,512,738

Schedule of components of the Company's long-term borrowings

	At December 31, 2013	At December 31, 2014
	$	$
Bank borrowings
Unsecured long-term bank borrowings	62,664,031	50,162,122
Long-term bank borrowings secured by project assets	60,589,417	43,748,979
Long-term bank borrowings secured by restricted cash	19,400,000	9,700,000
Borrowings from non-banking institutions
Long-term borrowings secured by project assets	7,590,000	15,219,196
Unsecured long-term borrowings	1,148,124	15,469.224

Total	151,391,572	134,299,521

Schedule of future principal repayment on the long-term borrowings

2015	54,878,591
2016	57,778,769
2017	36,450,149
2018	7,304,681
2019 and thereafter	32,765,922

Total	189,178,112
Less: future principal repayment related to long-term borrowings, current portion	(54,878,591)

Total long-term portion	$134,299,521

Schedule of interest expense

	Years Ended December 31
	2012	2013	2014
	$	$	$
Interest capitalized—project assets	4,631,569	17,292,847	10,304,555
Interest capitalized—property, plant and equipment	670,374	347,791	203,067
Interest expense	53,304,640	46,244,456	48,905,848

Total interest incurred	58,606,583	63,885,094	59,413,470